Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful Lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Leasehold Improvements [Member]
Property, plant, and equipment, useful life (Year)	3 years	5 years
Demo Equipment [Member]
Property, plant, and equipment, useful life (Year)	3 years	3 years
Minimum [Member] | Office Equipment [Member]
Property, plant, and equipment, useful life (Year)	3 years	3 years
Minimum [Member] | Manufacturing Tooling [Member]
Property, plant, and equipment, useful life (Year)	3 years	3 years
Maximum [Member] | Office Equipment [Member]
Property, plant, and equipment, useful life (Year)	7 years	7 years
Maximum [Member] | Manufacturing Tooling [Member]
Property, plant, and equipment, useful life (Year)	7 years	7 years